SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

March 31, 2024	Drones	Vital	Corporate	Total
Sales of goods	$1,237,948	$-	$-	$1,237,948
Provision of services	91,633	-	-	91,633
Total revenue	1,329,581	-	-	1,329,581
Segment loss (income)	1,267,167	-	(1,500,860)	(233,693)
Finance and other costs	(21,522)	-	-	(21,522)
Depreciation	139,109	-	4,013	143,122
Amortization	2,821	-	-	2,821
Change in fair value of derivative liability	-	-	1,817,569	1,817,569
Loss on write-off of notes receivable	-	-	6,751	6,751
Loss on write down of inventory	148,760	-	-	148,760
Net loss for the period	$1,536,335	$-	$327,473	$1,863,808

March 31, 2023	Drones	Vital	Corporate	Total
Sales of goods	$1,380,816	$-	$-	$1,380,816
Provision of services	220,670	-	-	220,670
Total revenue	1,601,486	-	-	1,601,486
Segment loss	4,545,828	73,817	2,397,614	7,017,259
Finance and other costs	(34,304)	-	(1,557)	(35,861)
Depreciation	55,113	-	2,393	57,506
Amortization	8,989	-	-	8,989
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write-off of notes receivable	77,047	-	-	77,047
Net loss for the period	$4,652,673	$73,817	$2,341,136	$7,067,626

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic segmentation is as follows:	For the three months ended March 31,
	2024	2023
Non-current assets
Canada	$1,467,917	$1,162,200
United States	158,758	-
	$1,626,675	$1,162,200
Revenue
Canada	$1,327,333	$1,592,094
United States	2,248	9,392
	$1,329,581	$1,601,486